Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Assets Measured at Fair Value on Recurring Basis

The following tables show assets measured at fair value on a recurring basis as of December 31, 2022 and 2021 (in thousands):

	December 31, 2022
	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$51,901	$—	$—
Total	$51,901	$—	$—

	December 31, 2021
	Level 1	Level 2	Level 3
Cash equivalents:
Money market funds	$40,224	$—	$—
Total	$40,224	$—	$—